Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Payments Under Non-cancelable Operating Leases with Initial Terms of One-Year or More

Future minimum payments under non-cancelable operating leases with initial terms of one-year or more consist of the following as of December 31, 2013:

	RMB	US$
	(In thousands)
2014	2,208,713	364,853
2015	1,134,126	187,344
2016	676,188	111,698
2017	450,928	74,488
2018	326,855	53,993
Thereafter	185,272	30,605

	4,982,082	822,981

Future Minimum Lease Payments For Non Cancelable Licensing Agreements

Future minimum payments under non-cancelable licensing agreements consist of the following as of December 31, 2013:

	RMB	US$
	(In thousands)
2014	476,789	78,760
2015	55,841	9,224
2016 and thereafter	—	—

	532,630	87,984